Financial Instruments and Financial Risk Management - Currency Risk (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Financial Instruments and Financial Risk Management
Cash	$ 32,062	$ 31,177
Investment in Aqualung	5,350	2,335
Accounts payable	3,023	1,104
Currency risk
Financial Instruments and Financial Risk Management
Cash	21,769	8,057
Investment in Aqualung	5,350	2,335
Accounts receivable	900	0
Accounts payable	$ 92	$ 47